POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Pre-Tax Components Recognized in AOCI Postretirement) (Details) (Postretirement Benefit Costs [Member], USD $)
In Millions, unless otherwise specified
	Aug. 31, 2013	Aug. 31, 2012
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial Gain	$ (42)	$ (33)
Prior Service Credit	2	3
Total	$ (44)	$ (36)